Share-based payments - Additional information (Details)			12 Months Ended
	May 27, 2020 $ / shares	May 27, 2020 $ / shares	Aug. 31, 2021 CAD ($) USD ($) $ / shares	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted | $			1,664,526
Share-based compensation expense | $			$ 7,121,444	$ 1,312,071	$ 0
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price		$ 2.78
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price		$ 3.70
Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.78
Expiration period			5 years
Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price			$ 16.29
Expiration period			10 years